Jan. 20, 2023
Torray Fund

THE RBB FUND TRUST

Torray Fund (the “Fund”)

(Ticker: TORYX)

Supplement dated January 20, 2023

to the Prospectus and Statement of Additional Information (“SAI”) dated December 12, 2022

This supplement serves as notification of, and provides information regarding, certain changes to the Fund effective as of January 1, 2023.

1.	New Name of Investment Adviser

The investment adviser to the Fund has changed its name from Torray LLC to Torray Investment Partners LLC. There have been no changes to the ownership or control persons of the Fund’s investment adviser. As a result, all references to the name of the Fund’s investment adviser in the prospectus and SAI should be updated accordingly.

2.	New Primary Benchmark

The primary benchmark index for the Fund has been changed from the Russell 1000 Value Index to the Morningstar US Large-Mid Cap Broad Value Index. Torray Investment Partners LLC has determined that the Morningstar US Large-Mid Cap Broad Value Index better reflects the Fund’s investment strategy. The Morningstar US Large-Mid Cap Broad Value Index is designed to provide comprehensive, consistent representation of the large-mid cap value segment of the US equity market.

3.	Change in the Distributor

Quasar Distributors, LLC (“Quasar”) has replaced Foreside Funds Distributors LLC (“Foreside”) as the principal underwriter and distributor to the Fund. Accordingly, all references to Foreside in the prospectus and SAI should be updated accordingly. Quasar will act as distributor for the Fund and act as agent for the Fund in selling its shares to the public. Quasar is located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202. Quasar will offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith. Quasar is not obligated to sell any certain number of shares of the Fund. Quasar will also review advertisements and act as liaison for broker-dealer relationships. Investors purchasing or redeeming shares of the Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

If you have any questions, please call the Fund at 1-800-626-9769 (toll free).

Investors should retain this supplement for future reference.